Pro-forma Financial Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Subsequent Event [Line Items]
Net interest income	$ 49,639
Non-interest income	13,461
Total revenue	63,100
Income before income taxes	$ 15,171